As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2009

Shares	Security Description	Value
	COMMON STOCKS 97.5%
	BASIC INDUSTRIES 15.8%
2,199,000	Bemis Co., Inc.	$46,113,030
1,950,000	Ecolab Inc.	67,723,500
3,100,000	H.B. Fuller Co. (a)	40,300,000
3,490,000	Valspar Corp.	69,695,300
		223,831,830
	CAPITAL GOODS 12.5%
2,010,000	Donaldson Co., Inc.	53,948,400
350,000	Fastenal Co.	11,254,250
2,095,000	Graco Inc.	35,761,650
1,123,200	MTS Systems Corp. (a)	25,552,800
2,320,000	Pentair, Inc.	50,274,400
		176,791,500
	CONSUMER CYCLICAL 9.0%
160,000	Briggs & Stratton Corp.	2,640,000
500,000	G&K Services, Inc., Class A	9,455,000
2,030,000	Target Corp.	69,811,700
1,860,000	Toro Co. (a)	44,974,800
		126,881,500
	CONSUMER STAPLE 6.4%
760,000	General Mills, Inc.	37,908,800
1,430,000	Hormel Foods Corp.	45,345,300
480,000	SUPERVALU Inc.	6,854,400
		90,108,500
	DIVERSIFIED 6.8%
1,440,000	3M Co.	71,596,800
2,520,000	General Electric Co.	25,477,200
		97,074,000
	FINANCIAL 12.1%
1,250,000	Associated Banc-Corp.	19,300,000
250,000	Marshall & Ilsley Corp.	1,407,500
950,000	Principal Financial Group	7,771,000
3,190,000	TCF Financial Corp.	37,514,400
600,000	The Travelers Cos., Inc.	24,384,000
2,850,000	U.S. Bancorp	41,638,500
2,730,000	Wells Fargo & Co.	38,875,200
		170,890,600
	HEALTH CARE 21.4%
784,000	Baxter International Inc.	40,156,480
1,230,000	Johnson & Johnson	64,698,000
2,230,000	Medtronic, Inc.	65,718,100
900,000	Patterson Cos., Inc. (b)	16,974,000
2,490,000	Pfizer Inc.	33,913,800
1,230,000	St. Jude Medical, Inc. (b)	44,685,900
760,000	SurModics, Inc. (b)	13,870,000
150,000	Techne Corp.	8,206,500
400,000	Zimmer Holdings, Inc. (b)	14,600,000
		302,822,780
	TECHNOLOGY 12.1%
1,030,000	ADC Telecommunications, Inc. (b)	4,521,700
1,860,000	Corning Inc.	24,682,200
982,000	Daktronics, Inc.	6,432,100

SCHEDULE OF INVESTMENTS (unaudited) (continued)

Shares	Security Description	Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
2,300,000	Emerson Electric Co.	$65,734,000
1,430,000	Honeywell International Inc.	39,839,800
1,200,000	Intel Corp.	18,060,000
300,000	Metavante Technologies (b)	5,988,000
670,000	Stratasys, Inc. (b)	5,540,900
		170,798,700
	TRANSPORTATION 1.4%
120,000	C.H. Robinson Worldwide, Inc.	5,473,200
290,000	United Parcel Service, Inc., Class B	14,273,800
		19,747,000

	TOTAL COMMON STOCKS (cost $1,565,248,538)	$1,378,946,410

	SHORT-TERM INVESTMENTS 2.4%
20,484,612	First American Prime Obligations Fund, Class Z	$20,484,612
12,679,269	Merrill Lynch Premier Institutional Money Market Fund	12,679,269

	TOTAL SHORT-TERM INVESTMENTS (cost $33,163,881)	$33,163,881

	TOTAL INVESTMENTS 99.9% (cost $1,598,412,419)	$1,412,110,291

	OTHER ASSETS AND LIABILITIES 0.1%	1,787,117

	TOTAL NET ASSETS 100.0%	$1,413,897,408

(a)  Affiliated company.

(b)  Non-income producing.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	MARCH 31, 2009

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of March 31, 2009, no securities in the Fund were valued using this method.

Valuation Measurements

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – Quoted prices in active markets for identical securities.

•                  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$1,412,110,291

Level 2 - Other significant observable inputs	—

Level 3 - Significant unobservable inputs	—
Total	$1,412,110,291

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At March 31, 2009, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The Fund’s tax basis gains (losses) are determined only at the end of each fiscal year.  As a result, no reclassification was made as of March 31, 2009.  The components of the cost basis of investments as of March 31, 2009 were as follows:

Cost of investments	$1,598,412,419

Gross unrealized appreciation	238,061,055
Gross unrealized depreciation	(424,363,183)
Net unrealized depreciation	$(186,302,128)

Transactions With Affiliated Companies

The Fund owns 5% or more of the voting securities of the following companies as of March 31, 2009. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/2008	Purchases	Sales	Balance 3/31/2009	Dividend Income	Value at 3/31/2009
H.B. Fuller Co.	3,100,000	—	—	3,100,000	$204,600	$40,300,000
MTS Systems Corp.	1,097,300	25,900	—	1,123,200	166,095	25,552,800
Toro Co.	1,860,000	—	—	1,860,000	279,000	44,974,800
					$649,695	$110,827,600

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	5/29/09

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	5/29/09

* Print the name and title of each signing officer under his or her signature.